Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.6%
AAR Corp.
(a)
........................ 6,500 $ 485,615
Huntington Ingalls Industries, Inc. .......... 4,558 1,271,044
Intuitive Machines, Inc. , Class A
(a) (b)
......... 14,509 161,920
Mercury Systems, Inc.
(a) (b)
............... 3,128 164,502
Moog, Inc. , Class A ................... 1,821 352,509
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
.. 14,245 561,253
V2X, Inc.
(a)
......................... 3,281 155,454
3,152,297
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 8,376 965,920
GXO Logistics, Inc.
(a) (b)
................. 16,228 806,694
Hub Group, Inc. , Class A ................ 10,926 382,629
2,155,243
Automobile Components — 1.8%
Adient plc
(a)
......................... 16,110 345,398
Autoliv, Inc. ......................... 13,191 1,471,456
BorgWarner, Inc. ..................... 40,531 1,491,541
Dana, Inc. .......................... 25,250 401,980
Dorman Products, Inc.
(a)
................ 2,038 245,824
Fox Factory Holding Corp.
(a)
.............. 7,719 234,426
Garrett Motion, Inc. ................... 23,208 302,632
Gentherm, Inc.
(a)
..................... 3,752 120,214
Goodyear Tire & Rubber Co. (The)
(a)
........ 49,906 513,034
LCI Industries ....................... 4,695 446,025
Lear Corp. ......................... 10,437 984,105
Patrick Industries, Inc. ................. 3,603 350,356
Phinia, Inc. ......................... 7,630 386,841
QuantumScape Corp. , Class A
(a) (b)
......... 80,512 692,403
Standard Motor Products, Inc. ............ 4,090 124,172
Visteon Corp.
(a)
...................... 4,767 529,852
8,640,259
Automobiles — 0.3%
Harley-Davidson, Inc. .................. 21,990 535,017
Lucid Group, Inc.
(a) (b)
................... 126,527 311,256
Thor Industries, Inc. ................... 4,913 447,034
Winnebago Industries, Inc. .............. 4,750 141,170
1,434,477
Banks — 11.7%
1st Source Corp. ..................... 2,288 136,868
Amalgamated Financial Corp. ............ 1,677 48,616
Amerant Bancorp, Inc. , Class A ........... 6,481 125,083
Ameris Bancorp ...................... 5,820 397,797
Associated Banc-Corp. ................. 31,985 791,309
Atlantic Union Bankshares Corp. .......... 23,836 755,601
Axos Financial, Inc.
(a)
.................. 3,982 343,846
Banc of California, Inc. ................. 27,347 397,078
BancFirst Corp. ...................... 1,574 195,994
Bank of Hawaii Corp. .................. 7,524 465,585
Bank OZK ......................... 19,575 965,048
BankUnited, Inc. ..................... 13,646 497,670
Banner Corp. ....................... 6,114 379,527
Berkshire Hills Bancorp, Inc. ............. 3,995 98,437
BOK Financial Corp. ................... 4,066 412,821
Brookline Bancorp, Inc. ................. 16,074 165,884
Burke & Herbert Financial Services Corp. .... 1,156 67,036
Business First Bancshares, Inc. ........... 5,673 134,734
Byline Bancorp, Inc. ................... 6,618 174,053
Cadence Bank ...................... 19,577 682,258
Camden National Corp. ................ 3,380 127,460
Capital City Bank Group, Inc. ............. 1,389 54,991
Capitol Federal Financial, Inc. ............ 22,631 136,239
Security
Shares
Shares Value
Banks (continued)
Cathay General Bancorp ................ 12,032 $ 544,087
Central Pacific Financial Corp. ............ 4,508 120,183
City Holding Co. ..................... 1,381 168,620
Columbia Banking System, Inc. ........... 39,226 933,579
Columbia Financial, Inc.
(a)
............... 3,990 57,416
Comerica, Inc. ....................... 24,777 1,674,182
Commerce Bancshares, Inc. ............. 13,690 837,828
Community Financial System, Inc. ......... 9,892 521,308
Community Trust Bancorp, Inc. ........... 3,198 172,628
ConnectOne Bancorp, Inc. .............. 9,238 212,751
Cullen/Frost Bankers, Inc. ............... 11,728 1,494,264
Customers Bancorp, Inc.
(a)
............... 5,702 363,503
CVB Financial Corp. ................... 24,133 451,046
Dime Community Bancshares, Inc. ......... 7,978 221,070
Eastern Bankshares, Inc. ............... 37,168 574,246
Enterprise Financial Services Corp. ........ 7,172 395,823
Equity Bancshares, Inc. , Class A .......... 1,659 62,345
FB Financial Corp. .................... 6,692 326,302
First Bancorp ....................... 35,468 956,464
First Busey Corp. ..................... 16,756 373,994
First Commonwealth Financial Corp. ........ 18,984 313,426
First Community Bankshares, Inc. ......... 2,835 103,478
First Financial Bancorp ................. 16,972 411,401
First Financial Bankshares, Inc. ........... 7,240 250,649
First Financial Corp. ................... 2,313 123,861
First Hawaiian, Inc. ................... 23,721 575,234
First Horizon Corp. .................... 95,966 2,093,018
First Interstate BancSystem, Inc. , Class A .... 17,297 497,981
First Merchants Corp. .................. 10,580 403,310
First Mid Bancshares, Inc. ............... 4,075 154,728
Firstsun Capital Bancorp
(a) (b)
.............. 2,109 74,975
Five Star Bancorp .................... 3,201 96,318
Flagstar Financial, Inc. ................. 28,923 326,541
FNB Corp. ......................... 63,341 970,384
Fulton Financial Corp. .................. 33,693 604,789
German American Bancorp, Inc. ........... 4,713 181,073
Glacier Bancorp, Inc. .................. 22,085 967,986
Great Southern Bancorp, Inc. ............. 1,586 90,307
Hancock Whitney Corp. ................ 15,907 949,966
Hanmi Financial Corp. ................. 5,589 127,485
Heritage Commerce Corp. ............... 11,215 103,739
Heritage Financial Corp. ................ 6,143 138,463
Hilltop Holdings, Inc. ................... 8,114 240,174
Home BancShares, Inc. ................ 18,303 515,412
HomeTrust Bancshares, Inc. ............. 1,491 57,940
Hope Bancorp, Inc. ................... 24,692 246,673
Horizon Bancorp, Inc. .................. 8,386 129,899
Independent Bank Corp. ................ 11,240 598,670
International Bancshares Corp. ........... 5,213 355,422
Lakeland Financial Corp. ................ 3,257 206,396
Live Oak Bancshares, Inc. ............... 4,117 130,138
Mercantile Bank Corp. ................. 3,036 138,715
Metrocity Bankshares, Inc. .............. 2,110 58,236
Metropolitan Bank Holding Corp. .......... 1,941 136,918
Mid Penn Bancorp, Inc. ................. 3,860 105,957
MidWestOne Financial Group, Inc. ......... 2,772 76,341
National Bank Holdings Corp. , Class A ...... 6,433 238,407
NBT Bancorp, Inc. .................... 8,697 359,882
Nicolet Bankshares, Inc. ................ 1,322 170,538
Northwest Bancshares, Inc. .............. 25,502 298,373
OceanFirst Financial Corp. .............. 11,222 188,305
OFG Bancorp ....................... 8,125 346,288
Old National Bancorp .................. 56,687 1,196,663
Old Second Bancorp, Inc. ............... 8,422 142,921
Origin Bancorp, Inc. ................... 5,701 208,372

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Orrstown Financial Services, Inc. .......... 3,408 $ 111,987
Pacific Premier Bancorp, Inc. ............. 17,778 385,249
Park National Corp. ................... 2,870 464,567
Peoples Bancorp, Inc. ................. 6,603 189,110
Pinnacle Financial Partners, Inc. ........... 14,549 1,278,712
Popular, Inc. ........................ 12,603 1,444,052
Preferred Bank ...................... 1,097 99,630
Prosperity Bancshares, Inc. .............. 17,655 1,176,176
Provident Financial Services, Inc. .......... 21,681 395,028
QCR Holdings, Inc. ................... 1,988 141,148
Renasant Corp. ...................... 10,713 392,524
Republic Bancorp, Inc. , Class A ........... 782 53,849
S&T Bancorp, Inc. .................... 6,636 243,143
Seacoast Banking Corp. of Florida ......... 5,969 168,266
Simmons First National Corp. , Class A ...... 26,494 507,890
Southern Missouri Bancorp, Inc. ........... 777 42,028
Southside Bancshares, Inc. .............. 5,369 158,063
SouthState Corp. ..................... 18,946 1,784,145
Stellar Bancorp, Inc. ................... 9,604 283,606
Synovus Financial Corp. ................ 27,222 1,285,967
Texas Capital Bancshares, Inc.
(a)
.......... 5,084 426,903
TFS Financial Corp. ................... 5,351 70,152
Tompkins Financial Corp. ............... 1,579 102,130
Towne Bank ........................ 13,128 459,874
TriCo Bancshares .................... 6,018 247,460
Triumph Financial, Inc.
(a)
................ 2,526 143,275
TrustCo Bank Corp. ................... 3,399 114,070
Trustmark Corp. ..................... 11,057 411,873
UMB Financial Corp. .................. 13,980 1,537,660
United Bankshares, Inc. ................ 27,225 967,032
United Community Banks, Inc. ............ 21,966 669,963
Univest Financial Corp. ................. 5,804 167,387
Valley National Bancorp ................ 88,284 818,393
Veritex Holdings, Inc. .................. 8,923 283,038
WaFd, Inc. ......................... 14,272 415,387
Webster Financial Corp. ................ 31,666 1,825,545
WesBanco, Inc. ...................... 17,616 530,770
Westamerica Bancorp ................. 4,576 219,190
Western Alliance Bancorp ............... 12,666 982,375
Wintrust Financial Corp. ................ 7,640 977,767
WSFS Financial Corp. ................. 4,943 271,074
Zions Bancorp NA .................... 27,474 1,473,156
57,440,940
Beverages — 0.4%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 938 194,241
MGP Ingredients, Inc. .................. 3,005 84,982
Molson Coors Beverage Co. , Class B ....... 32,795 1,597,772
National Beverage Corp.
(a)
............... 2,426 111,159
1,988,154
Biotechnology — 2.8%
(a)
89bio, Inc. ......................... 10,424 99,028
ACADIA Pharmaceuticals, Inc. ............ 6,974 166,190
Agios Pharmaceuticals, Inc.
(b)
............ 5,876 218,705
Akebia Therapeutics, Inc.
(b)
.............. 50,435 185,853
Akero Therapeutics, Inc.
(b)
............... 4,244 207,319
Alkermes plc ........................ 19,634 520,105
AnaptysBio, Inc.
(b)
.................... 1,317 32,332
Anavex Life Sciences Corp.
(b)
............. 8,036 90,807
Arbutus Biopharma Corp. ............... 13,293 43,601
Arcus Biosciences, Inc. ................. 13,129 119,868
Arrowhead Pharmaceuticals, Inc. .......... 23,321 368,472
ARS Pharmaceuticals, Inc.
(b)
............. 3,941 69,677
Avidity Biosciences, Inc.
(b)
............... 10,788 396,028
Security
Shares
Shares Value
Biotechnology (continued)
Beam Therapeutics, Inc.
(b)
............... 10,829 $ 213,440
Capricor Therapeutics, Inc.
(b)
............. 3,317 27,133
CareDx, Inc. ........................ 4,154 51,032
Catalyst Pharmaceuticals, Inc. ............ 7,516 160,316
Celldex Therapeutics, Inc.
(b)
.............. 4,205 92,426
Cogent Biosciences, Inc. ................ 13,580 155,084
CRISPR Therapeutics AG
(b)
.............. 8,688 488,787
Cytokinetics, Inc. ..................... 9,853 370,867
Denali Therapeutics, Inc.
(b)
.............. 26,028 359,967
Dianthus Therapeutics, Inc.
(b)
............. 1,060 21,910
Disc Medicine, Inc.
(b)
................... 1,770 105,775
Dynavax Technologies Corp. ............. 9,223 101,269
Dyne Therapeutics, Inc. ................ 21,647 213,223
Exact Sciences Corp.
(b)
................. 14,640 687,348
Exelixis, Inc. ........................ 23,340 845,375
Geron Corp.
(b)
....................... 67,606 77,747
GRAIL, Inc.
(b)
....................... 2,991 102,322
Gyre Therapeutics, Inc.
(b)
............... 2,073 14,615
Ideaya Biosciences, Inc.
(b)
............... 11,203 272,793
Intellia Therapeutics, Inc.
(b)
.............. 18,791 218,727
Iovance Biotherapeutics, Inc.
(b)
............ 49,699 127,726
Keros Therapeutics, Inc. ................ 5,831 83,500
Kura Oncology, Inc. ................... 13,089 79,188
Kymera Therapeutics, Inc.
(b)
.............. 4,010 175,438
MannKind Corp. ..................... 22,327 84,396
MiMedx Group, Inc. ................... 12,982 93,341
Mineralys Therapeutics, Inc.
(b)
............ 4,483 63,434
Moderna, Inc. ....................... 67,049 1,981,968
Myriad Genetics, Inc. .................. 16,371 62,865
Novavax, Inc.
(b)
...................... 12,722 84,601
Nurix Therapeutics, Inc.
(b)
............... 5,895 66,378
Organogenesis Holdings, Inc. , Class A
(b)
..... 8,364 38,642
Praxis Precision Medicines, Inc. ........... 1,218 66,040
Protagonist Therapeutics, Inc. ............ 4,018 216,409
PTC Therapeutics, Inc. ................. 7,586 395,306
Relay Therapeutics, Inc.
(b)
............... 24,456 86,085
Replimune Group, Inc.
(b)
................ 9,863 69,337
Revolution Medicines, Inc. ............... 12,449 463,974
Rocket Pharmaceuticals, Inc. ............. 16,516 50,374
Sarepta Therapeutics, Inc. ............... 7,509 123,298
Spyre Therapeutics, Inc. ................ 7,466 126,698
Travere Therapeutics, Inc. ............... 6,230 96,254
uniQure NV
(b)
....................... 4,486 62,445
Vaxcyte, Inc. ........................ 22,321 757,798
Vera Therapeutics, Inc. , Class A ........... 9,041 187,962
Viking Therapeutics, Inc.
(b)
............... 12,536 408,298
Vir Biotechnology, Inc. ................. 17,389 88,162
Viridian Therapeutics, Inc.
(b)
.............. 9,133 160,010
Xencor, Inc. ........................ 5,742 47,773
Zymeworks, Inc.
(b)
.................... 3,731 46,861
13,492,702
Broadline Retail — 0.4%
Dillard's, Inc. , Class A
(b)
................. 774 361,404
Etsy, Inc.
(a) (b)
........................ 13,028 759,141
Kohl's Corp. ........................ 21,221 230,035
Macy's, Inc. ........................ 51,282 647,692
Savers Value Village, Inc.
(a) (b)
............. 2,875 29,929
2,028,201
Building Products — 1.2%
A O Smith Corp. ..................... 8,562 606,104
Advanced Drainage Systems, Inc. ......... 5,161 592,225
American Woodmark Corp.
(a)
............. 2,083 109,587
Apogee Enterprises, Inc. ................ 3,760 157,882

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
AZZ, Inc. .......................... 3,123 $ 341,969
Fortune Brands Innovations, Inc. .......... 22,596 1,232,386
Gibraltar Industries, Inc.
(a)
............... 3,178 209,843
Griffon Corp. ........................ 4,045 328,737
Hayward Holdings, Inc.
(a)
................ 22,549 346,804
Janus International Group, Inc.
(a)
.......... 13,611 116,646
Masterbrand, Inc.
(a)
................... 23,728 261,720
Quanex Building Products Corp. ........... 8,104 157,866
Resideo Technologies, Inc.
(a) (b)
............ 26,978 736,499
UFP Industries, Inc. ................... 6,369 624,162
5,822,430
Capital Markets — 2.4%
Acadian Asset Management, Inc. .......... 1,599 66,822
Affiliated Managers Group, Inc. ........... 3,395 712,509
Artisan Partners Asset Management, Inc. , Class
A ............................. 5,475 247,744
BGC Group, Inc. , Class A ............... 30,682 284,422
Donnelley Financial Solutions, Inc.
(a)
........ 4,892 259,080
Federated Hermes, Inc. , Class B, NVS ...... 9,698 480,730
Franklin Resources, Inc. ................ 55,791 1,338,984
GCM Grosvenor, Inc. , Class A ............ 4,403 51,911
Invesco Ltd. ........................ 66,345 1,393,909
Janus Henderson Group plc ............. 23,263 1,007,288
Jefferies Financial Group, Inc. ............ 13,183 760,132
Kayne Anderson BDC, Inc.
(b)
............. 7,859 121,736
Lazard, Inc. ........................ 17,163 892,133
Moelis & Co. , Class A .................. 7,169 502,834
Oppenheimer Holdings, Inc. , Class A, NVS ... 745 56,478
Piper Sandler Cos. .................... 903 284,734
SEI Investments Co. ................... 6,365 560,884
StepStone Group, Inc. , Class A ........... 3,829 227,289
Stifel Financial Corp. .................. 8,578 978,921
StoneX Group, Inc.
(a)
.................. 2,660 258,658
Victory Capital Holdings, Inc. , Class A ....... 3,562 245,457
Virtu Financial, Inc. , Class A .............. 15,835 698,957
Virtus Investment Partners, Inc. ........... 1,268 245,117
WisdomTree, Inc. ..................... 13,722 182,091
11,858,820
Chemicals — 2.8%
AdvanSix, Inc. ....................... 5,031 101,224
Albemarle Corp. ..................... 14,185 962,452
Ashland, Inc. ........................ 5,863 302,296
Avient Corp. ........................ 16,946 534,985
Axalta Coating Systems Ltd.
(a)
............ 24,668 698,598
Cabot Corp. ........................ 6,584 475,233
Celanese Corp.
(b)
..................... 19,990 1,044,078
Chemours Co. (The) ................... 28,941 346,713
Eastman Chemical Co. ................. 22,367 1,624,068
Ecovyst, Inc.
(a) (b)
...................... 20,624 177,573
Element Solutions, Inc. ................. 27,226 642,534
FMC Corp. ......................... 22,294 870,358
HB Fuller Co. ....................... 6,459 362,996
Huntsman Corp. ..................... 30,474 295,598
Ingevity Corp.
(a)
...................... 6,406 267,707
Innospec, Inc. ....................... 4,611 368,419
Kronos Worldwide, Inc. ................. 4,746 25,391
Minerals Technologies, Inc. .............. 5,670 329,710
Mosaic Co. (The) ..................... 59,641 2,147,672
NewMarket Corp. ..................... 751 515,937
Olin Corp. .......................... 11,708 221,749
Orion SA .......................... 9,931 96,331
PureCycle Technologies, Inc.
(a) (b)
........... 14,737 197,623
Quaker Chemical Corp. ................ 1,796 205,498
Security
Shares
Shares Value
Chemicals (continued)
Scotts Miracle-Gro Co. (The) ............. 8,427 $ 528,036
Stepan Co. ......................... 3,934 199,729
Tronox Holdings plc ................... 21,261 67,823
13,610,331
Commercial Services & Supplies — 0.8%
ABM Industries, Inc. ................... 6,963 321,203
Brady Corp. , Class A, NVS .............. 3,116 219,896
BrightView Holdings, Inc.
(a)
.............. 6,999 111,634
Brink's Co. (The) ..................... 3,264 285,078
Cimpress plc
(a)
....................... 2,911 161,007
CoreCivic, Inc.
(a)
..................... 13,168 263,887
Deluxe Corp. ........................ 8,108 130,539
Driven Brands Holdings, Inc.
(a)
............ 7,640 129,116
Enviri Corp.
(a) (b)
...................... 13,983 125,847
GEO Group, Inc. (The)
(a)
................ 14,479 375,296
Healthcare Services Group, Inc.
(a)
.......... 13,298 173,007
HNI Corp. .......................... 5,901 303,547
Interface, Inc. ....................... 5,312 109,533
MillerKnoll, Inc. ...................... 13,091 248,467
OPENLANE, Inc.
(a)
.................... 12,996 320,221
Pitney Bowes, Inc. .................... 19,143 217,464
Steelcase, Inc. , Class A ................ 18,347 189,525
UniFirst Corp. ....................... 1,083 185,226
Vestis Corp. ........................ 25,029 151,676
4,022,169
Communications Equipment — 0.4%
(a)
ADTRAN Holdings, Inc. ................ 14,097 130,961
Applied Optoelectronics, Inc.
(b)
............ 3,391 77,552
CommScope Holding Co., Inc. ............ 40,085 328,697
Digi International, Inc. .................. 2,658 86,677
Extreme Networks, Inc. ................. 11,776 207,964
NETGEAR, Inc. ...................... 5,377 125,015
NetScout Systems, Inc. ................. 13,004 278,546
Ribbon Communications, Inc. ............ 10,376 39,014
Viasat, Inc. ......................... 20,093 330,128
Viavi Solutions, Inc. ................... 14,649 147,223
1,751,777
Construction & Engineering — 0.9%
Everus Construction Group, Inc.
(a)
.......... 6,630 492,344
Fluor Corp.
(a)
........................ 19,245 1,092,538
Granite Construction, Inc. ............... 2,519 237,970
Great Lakes Dredge & Dock Corp.
(a)
........ 6,959 77,106
MYR Group, Inc.
(a)
.................... 1,604 310,374
Primoris Services Corp.
(b)
............... 3,665 345,133
Tutor Perini Corp.
(a)
................... 8,446 406,675
Valmont Industries, Inc. ................. 1,938 705,335
WillScot Holdings Corp. ................ 23,083 677,486
4,344,961
Construction Materials — 0.1%
Knife River Corp.
(a)
.................... 4,742 391,120
Consumer Finance — 1.4%
Ally Financial, Inc. .................... 53,661 2,031,069
Atlanticus Holdings Corp.
(a)
.............. 588 29,182
Bread Financial Holdings, Inc. ............ 8,235 504,806
Credit Acceptance Corp.
(a) (b)
.............. 1,041 510,382
Encore Capital Group, Inc.
(a)
............. 4,174 153,937
Enova International, Inc.
(a)
............... 2,484 259,727
EZCORP, Inc. , Class A, NVS
(a)
............ 4,501 64,454
FirstCash Holdings, Inc. ................ 2,738 364,948
LendingClub Corp.
(a)
................... 13,667 213,069
LendingTree, Inc.
(a)
.................... 2,133 99,568
Navient Corp. ....................... 13,714 177,459

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Nelnet, Inc. , Class A ................... 1,055 $ 131,632
OneMain Holdings, Inc. ................. 23,437 1,354,424
PRA Group, Inc.
(a)
.................... 6,644 100,989
PROG Holdings, Inc. .................. 7,783 247,811
SLM Corp. ......................... 16,845 535,671
World Acceptance Corp.
(a) (b)
.............. 622 97,853
6,876,981
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc. , Class A ............ 73,395 1,410,652
Andersons, Inc. (The) .................. 6,431 231,001
Chefs' Warehouse, Inc. (The)
(a)
........... 3,135 214,936
Grocery Outlet Holding Corp.
(a)
............ 17,208 226,629
Ingles Markets, Inc. , Class A ............. 2,782 175,071
Natural Grocers by Vitamin Cottage, Inc. ..... 563 21,332
SpartanNash Co. ..................... 5,829 154,702
United Natural Foods, Inc.
(a)
.............. 11,612 320,956
Walgreens Boots Alliance, Inc. ............ 139,186 1,620,125
Weis Markets, Inc. .................... 1,916 138,738
4,514,142
Containers & Packaging — 1.2%
Crown Holdings, Inc. .................. 13,257 1,317,216
Graphic Packaging Holding Co. ........... 53,240 1,190,446
Greif, Inc. , Class A, NVS ................ 4,680 296,852
O-I Glass, Inc.
(a)
...................... 28,511 370,928
Sealed Air Corp. ..................... 27,244 797,432
Silgan Holdings, Inc. ................... 17,160 798,455
Sonoco Products Co. .................. 18,974 855,158
TriMas Corp. ........................ 6,317 225,707
5,852,194
Distributors — 0.5%
A-Mark Precious Metals, Inc. ............. 3,071 65,351
LKQ Corp. ......................... 49,915 1,470,995
Pool Corp. ......................... 3,660 1,127,792
2,664,138
Diversified Consumer Services — 0.5%
ADT, Inc. .......................... 66,862 558,298
Carriage Services, Inc. ................. 1,230 55,252
Frontdoor, Inc.
(a)
...................... 6,754 395,109
Graham Holdings Co. , Class B ............ 349 333,009
H&R Block, Inc. ...................... 8,719 473,790
KinderCare Learning Cos., Inc.
(a)
.......... 5,944 57,122
Laureate Education, Inc.
(a)
............... 9,244 208,914
Matthews International Corp. , Class A ....... 5,552 130,416
Mister Car Wash, Inc.
(a)
................. 7,004 40,448
Perdoceo Education Corp. ............... 5,234 150,635
Strategic Education, Inc. ................ 2,033 150,737
Udemy, Inc.
(a)
....................... 10,905 82,987
2,636,717
Diversified REITs — 0.4%
Alexander & Baldwin, Inc. ............... 5,292 95,150
American Assets Trust, Inc. .............. 9,219 175,438
Broadstone Net Lease, Inc. .............. 33,545 544,771
CTO Realty Growth, Inc. ................ 5,777 95,378
Essential Properties Realty Trust, Inc. ....... 17,001 518,360
Gladstone Commercial Corp. ............. 4,964 65,277
Global Net Lease, Inc. ................. 38,818 271,338
1,765,712
Diversified Telecommunication Services — 0.9%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 15,315 814,299
Cogent Communications Holdings, Inc. ...... 3,254 148,350
Frontier Communications Parent, Inc.
(a)
...... 42,403 1,557,886
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
IDT Corp. , Class B .................... 1,510 $ 88,954
Liberty Global Ltd. , Class A
(a)
............. 32,323 323,876
Liberty Global Ltd. , Class C, NVS
(a)
......... 27,698 283,351
Liberty Latin America Ltd. , Class A
(a)
........ 2,789 19,662
Liberty Latin America Ltd. , Class C, NVS
(a)
.... 9,835 70,222
Lumen Technologies, Inc.
(a)
.............. 177,147 788,304
Shenandoah Telecommunications Co. ....... 4,566 67,029
4,161,933
Electric Utilities — 1.7%
ALLETE, Inc. ....................... 11,200 738,416
Hawaiian Electric Industries, Inc.
(a)
......... 33,578 359,956
IDACORP, Inc. ...................... 5,031 630,535
MGE Energy, Inc. ..................... 3,105 263,739
OGE Energy Corp. .................... 38,953 1,769,245
Otter Tail Corp. ...................... 8,008 618,058
Pinnacle West Capital Corp. ............. 23,180 2,100,572
Portland General Electric Co. ............. 21,276 874,869
TXNM Energy, Inc. .................... 17,799 1,010,805
8,366,195
Electrical Equipment — 1.9%
Acuity, Inc. ......................... 2,753 857,147
Array Technologies, Inc.
(a) (b)
.............. 26,775 174,038
Atkore, Inc. ......................... 6,287 484,225
EnerSys ........................... 4,420 408,275
Generac Holdings, Inc.
(a)
................ 3,705 721,326
NEXTracker, Inc. , Class A
(a)
.............. 27,845 1,622,250
nVent Electric plc ..................... 15,520 1,217,078
Plug Power, Inc.
(a) (b)
................... 167,002 250,503
Power Solutions International, Inc.
(a)
........ 503 47,156
Preformed Line Products Co. ............. 359 55,405
Regal Rexnord Corp. .................. 12,847 1,964,049
Sensata Technologies Holding plc .......... 27,785 854,667
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 30,941 166,772
Sunrun, Inc.
(a)
....................... 41,155 422,250
Thermon Group Holdings, Inc.
(a)
........... 3,161 89,393
9,334,534
Electronic Equipment, Instruments & Components — 2.1%
Arrow Electronics, Inc.
(a)
................ 9,168 1,063,488
Avnet, Inc. ......................... 16,790 888,863
Bel Fuse, Inc. , Class B, NVS ............. 1,130 146,945
Belden, Inc.
(b)
....................... 2,228 275,492
Benchmark Electronics, Inc. ............. 4,380 168,630
Crane NXT Co. ...................... 10,446 619,866
Daktronics, Inc.
(a)
..................... 2,614 42,399
ePlus, Inc.
(a)
........................ 3,470 224,787
Insight Enterprises, Inc.
(a)
............... 5,410 641,518
IPG Photonics Corp.
(a)
................. 2,647 198,234
Knowles Corp.
(a)
..................... 15,822 321,345
Littelfuse, Inc. ....................... 2,576 662,882
PC Connection, Inc. ................... 1,254 77,234
Plexus Corp.
(a)
....................... 2,068 263,670
Rogers Corp.
(a)
...................... 1,582 103,748
Sanmina Corp.
(a)
..................... 4,962 575,790
ScanSource, Inc.
(a)
.................... 4,584 178,042
TD SYNNEX Corp. .................... 14,579 2,105,062
TTM Technologies, Inc.
(a)
................ 18,307 865,006
Vishay Intertechnology, Inc. .............. 9,309 152,574
Vontier Corp. ........................ 18,690 775,074
10,350,649
Energy Equipment & Services — 1.4%
Archrock, Inc. ....................... 13,042 304,661
Aris Water Solutions, Inc. , Class A ......... 5,659 120,367

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Atlas Energy Solutions, Inc. .............. 8,409 $ 109,317
Bristow Group, Inc.
(a)
.................. 2,083 72,009
Cactus, Inc. , Class A .................. 8,905 376,771
Helix Energy Solutions Group, Inc.
(a)
........ 14,861 88,126
Helmerich & Payne, Inc. ................ 18,329 297,113
Innovex International, Inc.
(a)
.............. 7,278 119,505
Liberty Energy, Inc. , Class A ............. 30,344 374,445
Noble Corp. plc ...................... 9,897 265,339
NOV, Inc. .......................... 70,727 889,746
Oceaneering International, Inc.
(a)
.......... 8,281 179,698
Patterson-UTI Energy, Inc. .............. 66,467 392,820
RPC, Inc. .......................... 10,002 46,509
Seadrill Ltd.
(a)
....................... 11,395 332,278
Select Water Solutions, Inc. , Class A ........ 16,124 155,274
TechnipFMC plc ...................... 29,517 1,073,533
Tidewater, Inc.
(a)
..................... 9,013 450,740
Valaris Ltd.
(a)
........................ 11,918 579,572
Weatherford International plc ............. 14,233 804,876
7,032,699
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. , Class A
(a)
.. 82,883 240,361
Cinemark Holdings, Inc. ................ 13,082 351,513
IMAX Corp.
(a)
....................... 4,723 121,806
Lionsgate Studios Corp.
(a) (b)
.............. 20,754 122,864
Madison Square Garden Entertainment Corp.
(a)
. 4,696 177,462
Playtika Holding Corp. ................. 14,718 65,569
Sphere Entertainment Co. , Class A
(a) (b)
....... 4,770 205,348
Starz Entertainment Corp.
(b)
.............. 2,498 36,346
1,321,269
Financial Services — 2.6%
AvidXchange Holdings, Inc.
(a)
............. 16,807 165,717
Cannae Holdings, Inc. ................. 11,099 237,297
Compass Diversified Holdings ............ 12,656 80,872
Enact Holdings, Inc. ................... 6,401 222,499
Essent Group Ltd. .................... 19,136 1,071,425
Euronet Worldwide, Inc.
(a)
............... 4,505 437,796
EVERTEC, Inc. ...................... 7,827 282,946
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 1,146 197,421
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 23,227 603,205
Jackson Financial, Inc. , Class A ........... 11,464 1,003,788
Marqeta, Inc. , Class A
(a)
................ 48,811 278,223
Merchants Bancorp ................... 2,821 82,655
MGIC Investment Corp. ................ 44,081 1,141,698
Mr Cooper Group, Inc.
(a)
................ 5,639 878,105
NCR Atleos Corp.
(a)
................... 14,231 435,468
NMI Holdings, Inc. , Class A
(a)
............. 14,390 537,035
Payoneer Global, Inc.
(a)
................. 15,452 101,520
PennyMac Financial Services, Inc. ......... 5,508 513,015
Priority Technology Holdings, Inc.
(a)
......... 5,279 36,161
Radian Group, Inc. .................... 15,079 491,726
Rocket Cos., Inc. , Class A
(b)
.............. 47,790 705,858
UWM Holdings Corp. , Class A ............ 32,630 131,172
Velocity Financial, Inc.
(a)
................ 809 13,429
Voya Financial, Inc. ................... 18,651 1,305,570
Walker & Dunlop, Inc. .................. 6,368 477,664
Western Union Co. (The) ............... 59,698 480,569
WEX, Inc.
(a) (b)
........................ 6,079 1,031,485
12,944,319
Food Products — 2.0%
Bunge Global SA ..................... 25,981 2,072,245
Cal-Maine Foods, Inc. .................. 8,376 930,909
Security
Shares
Shares Value
Food Products (continued)
Campbell's Co. (The) .................. 38,559 $ 1,230,803
Darling Ingredients, Inc.
(a)
............... 28,490 922,506
Flowers Foods, Inc. ................... 38,775 614,584
Fresh Del Monte Produce, Inc. ............ 7,203 270,761
Ingredion, Inc. ....................... 8,301 1,091,913
J & J Snack Foods Corp. ................ 1,546 174,528
John B Sanfilippo & Son, Inc. ............. 1,084 68,628
Lamb Weston Holdings, Inc. ............. 16,609 947,876
Mission Produce, Inc.
(a)
................. 3,556 43,881
Post Holdings, Inc.
(a)
................... 5,492 581,108
Seaboard Corp. ...................... 50 158,359
Seneca Foods Corp. , Class A
(a)
........... 559 58,544
Simply Good Foods Co. (The)
(a)
........... 8,149 248,218
TreeHouse Foods, Inc.
(a)
................ 8,657 166,388
Utz Brands, Inc. , Class A ................ 13,919 181,365
WK Kellogg Co. ...................... 11,963 275,747
10,038,363
Gas Utilities — 1.3%
Chesapeake Utilities Corp. .............. 1,996 239,281
MDU Resources Group, Inc. ............. 38,268 660,123
National Fuel Gas Co. ................. 9,839 853,927
New Jersey Resources Corp. ............. 11,766 540,177
Northwest Natural Holding Co. ............ 7,807 311,656
ONE Gas, Inc. ....................... 11,119 808,351
Southwest Gas Holdings, Inc. ............ 6,709 524,241
Spire, Inc. .......................... 11,205 834,436
UGI Corp. .......................... 41,916 1,516,521
6,288,713
Ground Transportation — 1.0%
ArcBest Corp. ....................... 2,691 196,793
Avis Budget Group, Inc.
(a)
............... 3,388 576,773
Heartland Express, Inc. ................. 11,016 86,145
Hertz Global Holdings, Inc.
(a) (b)
............ 9,121 58,466
Knight-Swift Transportation Holdings, Inc. .... 11,868 504,390
Landstar System, Inc. .................. 4,266 568,956
Lyft, Inc. , Class A
(a)
.................... 38,117 535,925
Marten Transport Ltd. .................. 10,081 122,585
Ryder System, Inc. .................... 3,549 630,693
Saia, Inc.
(a)
......................... 2,388 721,749
Schneider National, Inc. , Class B .......... 3,698 90,416
U-Haul Holding Co.
(a) (b)
................. 734 42,469
U-Haul Holding Co. , NVS ............... 8,402 436,904
Universal Logistics Holdings, Inc. .......... 1,154 27,615
Werner Enterprises, Inc. ................ 4,187 116,064
4,715,943
Health Care Equipment & Supplies — 1.1%
Alphatec Holdings, Inc.
(a)
................ 12,119 128,219
Artivion, Inc.
(a)
....................... 2,999 92,699
Avanos Medical, Inc.
(a)
................. 8,290 92,599
CONMED Corp. ...................... 3,865 197,695
Dentsply Sirona, Inc. .................. 37,323 534,092
Embecta Corp. ...................... 10,465 106,324
Enovis Corp.
(a)
....................... 10,688 286,438
Envista Holdings Corp.
(a)
................ 33,043 624,182
ICU Medical, Inc.
(a) (b)
................... 2,354 302,277
Integra LifeSciences Holdings Corp.
(a)
....... 12,870 169,112
LivaNova plc
(a)
....................... 10,464 441,476
Masimo Corp.
(a)
...................... 3,076 473,058
Neogen Corp.
(a)
...................... 37,426 174,031
Novocure Ltd.
(a)
...................... 8,606 99,572
Omnicell, Inc.
(a)
...................... 8,548 265,074
QuidelOrtho Corp.
(a) (b)
.................. 12,837 295,508
RxSight, Inc.
(a) (b)
...................... 3,210 24,974

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Tandem Diabetes Care, Inc.
(a)
............ 7,104 $ 110,680
Teleflex, Inc. ........................ 8,991 1,074,425
5,492,435
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.
(a)
............. 17,775 386,962
AdaptHealth Corp.
(a) (b)
.................. 17,539 157,325
agilon health, Inc.
(a)
................... 59,194 105,957
Amedisys, Inc.
(a)
..................... 2,037 200,848
AMN Healthcare Services, Inc.
(a)
........... 7,340 134,616
Ardent Health, Inc.
(a)
................... 2,648 28,069
BrightSpring Health Services, Inc.
(a) (b)
....... 4,569 94,350
Brookdale Senior Living, Inc.
(a)
............ 42,544 329,716
Castle Biosciences, Inc.
(a)
............... 5,029 76,189
Clover Health Investments Corp. , Class A
(a) (b)
.. 72,265 208,846
Concentra Group Holdings Parent, Inc. ...... 23,016 459,630
DaVita, Inc.
(a) (b)
...................... 4,112 577,201
Henry Schein, Inc.
(a) (b)
.................. 20,410 1,380,737
LifeStance Health Group, Inc.
(a)
........... 13,901 55,326
National HealthCare Corp. ............... 1,200 115,236
OPKO Health, Inc.
(a) (b)
.................. 70,300 89,984
Option Care Health, Inc.
(a)
............... 11,703 343,483
PACS Group, Inc.
(a) (b)
.................. 4,867 53,829
Pediatrix Medical Group, Inc.
(a)
............ 16,265 199,246
Premier, Inc. , Class A .................. 15,834 340,114
Select Medical Holdings Corp. ............ 10,022 148,225
Universal Health Services, Inc. , Class B ..... 6,605 1,099,402
US Physical Therapy, Inc. ............... 1,148 83,976
6,669,267
Health Care REITs — 0.8%
Healthcare Realty Trust, Inc. , Class A ....... 66,240 1,017,446
LTC Properties, Inc. ................... 8,737 297,408
Medical Properties Trust, Inc.
(b)
............ 97,986 403,702
National Health Investors, Inc. ............ 4,622 322,893
Omega Healthcare Investors, Inc. .......... 33,378 1,298,404
Sabra Health Care REIT, Inc. ............. 17,935 323,368
Sila Realty Trust, Inc. .................. 6,383 156,001
3,819,222
Health Care Technology — 0.1%
(a)
Evolent Health, Inc. , Class A ............. 14,280 143,514
Phreesia, Inc.
(b)
...................... 4,331 116,764
Schrodinger, Inc.
(b)
.................... 4,232 86,037
Teladoc Health, Inc. ................... 34,235 246,834
593,149
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc. .............. 43,976 516,718
DiamondRock Hospitality Co. ............. 38,598 297,977
Host Hotels & Resorts, Inc. .............. 136,116 2,139,743
Park Hotels & Resorts, Inc. .............. 40,022 426,634
Pebblebrook Hotel Trust ................ 22,656 227,240
RLJ Lodging Trust .................... 28,978 214,437
Ryman Hospitality Properties, Inc. ......... 4,930 468,646
Sunstone Hotel Investors, Inc. ............ 36,160 316,400
Xenia Hotels & Resorts, Inc. ............. 10,851 137,916
4,745,711
Hotels, Restaurants & Leisure — 3.0%
Accel Entertainment, Inc. , Class A
(a)
........ 10,187 131,005
Aramark ........................... 36,417 1,549,907
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 130 40,082
BJ's Restaurants, Inc.
(a)
................. 1,956 69,301
Bloomin' Brands, Inc. .................. 16,645 151,636
Boyd Gaming Corp. ................... 11,288 958,351
Caesars Entertainment, Inc.
(a)
............ 39,571 1,055,754
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc. (The) ........... 4,061 $ 259,538
Choice Hotels International, Inc.
(b)
.......... 1,969 251,461
Churchill Downs, Inc. .................. 5,686 608,629
Cracker Barrel Old Country Store, Inc. ....... 4,320 267,840
Dave & Buster's Entertainment, Inc.
(a)
....... 5,283 154,475
First Watch Restaurant Group, Inc.
(a)
........ 3,269 56,521
Golden Entertainment, Inc. .............. 3,923 110,315
Hilton Grand Vacations, Inc.
(a) (b)
........... 11,508 515,789
Krispy Kreme, Inc. .................... 6,942 25,130
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 581 50,977
Light & Wonder, Inc. , Class A
(a)
............ 9,384 903,867
Lucky Strike Entertainment Corp. , Class A
(b)
... 2,101 20,800
Marriott Vacations Worldwide Corp. ......... 5,749 428,128
MGM Resorts International
(a)
............. 38,591 1,406,642
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 38,203 976,469
Papa John's International, Inc. ............ 6,063 257,132
Penn Entertainment, Inc.
(a) (b)
............. 27,575 498,004
Portillo's, Inc. , Class A
(a) (b)
............... 6,387 63,614
Red Rock Resorts, Inc. , Class A ........... 3,277 201,044
Sabre Corp.
(a) (b)
...................... 32,039 97,078
Six Flags Entertainment Corp.
(a)
........... 9,761 292,440
Target Hospitality Corp.
(a)
............... 6,557 49,768
Travel + Leisure Co. ................... 12,586 745,720
United Parks & Resorts, Inc.
(a) (b)
........... 4,639 219,564
Vail Resorts, Inc. ..................... 2,406 361,526
Wendy's Co. (The) .................... 30,349 298,938
Wyndham Hotels & Resorts, Inc. .......... 7,305 628,230
Wynn Resorts Ltd. .................... 10,450 1,139,363
14,845,038
Household Durables — 2.5%
Beazer Homes USA, Inc.
(a) (b)
............. 5,653 132,845
Century Communities, Inc. .............. 3,085 173,655
Dream Finders Homes, Inc. , Class A
(a)
....... 4,770 120,776
Ethan Allen Interiors, Inc. ............... 4,082 121,521
Green Brick Partners, Inc.
(a)
.............. 6,019 372,817
Helen of Troy Ltd.
(a)
................... 4,198 92,272
Installed Building Products, Inc. ........... 2,561 518,065
KB Home .......................... 12,027 664,612
La-Z-Boy, Inc. ....................... 7,481 269,092
Legacy Housing Corp.
(a)
................ 1,286 28,781
Leggett & Platt, Inc. ................... 26,199 250,200
LGI Homes, Inc.
(a) (b)
................... 3,782 201,467
M/I Homes, Inc.
(a)
..................... 4,821 579,436
Meritage Homes Corp. ................. 13,902 936,161
Mohawk Industries, Inc.
(a)
............... 9,582 1,097,235
Newell Brands, Inc. ................... 73,463 412,127
Sonos, Inc.
(a)
........................ 12,200 131,882
Taylor Morrison Home Corp.
(a)
............ 19,524 1,157,383
Toll Brothers, Inc. ..................... 19,352 2,290,503
TopBuild Corp.
(a) (b)
.................... 3,594 1,331,325
TRI Pointe Homes, Inc.
(a)
................ 15,811 486,979
Whirlpool Corp. ...................... 10,776 894,839
12,263,973
Household Products — 0.2%
Central Garden & Pet Co.
(a)
.............. 1,790 69,846
Central Garden & Pet Co. , Class A, NVS
(a)
.... 9,631 342,093
Energizer Holdings, Inc. ................ 12,310 277,221
Reynolds Consumer Products, Inc. ......... 10,462 235,290
Spectrum Brands Holdings, Inc. ........... 4,937 264,179
1,188,629
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The) ..................... 138,036 1,815,173
Clearway Energy, Inc. , Class A ............ 2,184 67,223

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Clearway Energy, Inc. , Class C ........... 4,990 $ 162,824
Hallador Energy Co.
(a) (b)
................. 6,570 115,895
Talen Energy Corp.
(a)
.................. 3,699 1,396,632
3,557,747
Industrial REITs — 0.8%
Americold Realty Trust, Inc. .............. 32,562 523,597
First Industrial Realty Trust, Inc. ........... 10,878 529,976
Innovative Industrial Properties, Inc. ........ 5,423 280,369
Lineage, Inc. ........................ 11,571 499,289
LXP Industrial Trust ................... 57,346 445,005
Plymouth Industrial REIT, Inc. ............ 7,308 106,112
Rexford Industrial Realty, Inc. ............ 20,341 743,057
STAG Industrial, Inc. .................. 16,811 577,121
3,704,526
Insurance — 3.6%
American Financial Group, Inc. ........... 9,135 1,140,961
AMERISAFE, Inc. .................... 3,944 176,612
Assurant, Inc. ....................... 9,924 1,858,765
Assured Guaranty Ltd. ................. 3,934 332,738
Axis Capital Holdings Ltd. ............... 14,368 1,348,293
Brighthouse Financial, Inc.
(a)
............. 11,583 554,247
CNO Financial Group, Inc. ............... 19,472 717,348
Donegal Group, Inc. , Class A ............. 3,857 66,148
Employers Holdings, Inc. ................ 2,681 110,672
F&G Annuities & Life, Inc. ............... 4,403 140,500
First American Financial Corp. ............ 19,150 1,149,957
Genworth Financial, Inc. , Class A
(a)
......... 79,454 624,508
Globe Life, Inc. ...................... 15,268 2,144,696
Hamilton Insurance Group Ltd. , Class B
(a)
.... 8,148 175,100
Hanover Insurance Group, Inc. (The) ....... 2,913 499,958
Heritage Insurance Holdings, Inc.
(a)
......... 4,644 97,942
Hippo Holdings, Inc.
(a)
.................. 3,752 96,952
Horace Mann Educators Corp. ............ 7,439 316,381
Kemper Corp. ....................... 11,242 692,395
Lemonade, Inc.
(a) (b)
.................... 3,203 120,689
Lincoln National Corp. ................. 30,320 1,155,495
Old Republic International Corp. ........... 31,915 1,154,366
Primerica, Inc. ....................... 1,952 518,510
ProAssurance Corp.
(a)
.................. 9,114 216,549
Safety Insurance Group, Inc. ............. 1,808 127,193
Selective Insurance Group, Inc. ........... 11,859 924,646
SiriusPoint Ltd.
(a)
..................... 13,862 271,834
Stewart Information Services Corp. ......... 5,226 339,324
Tiptree, Inc. ........................ 1,422 29,549
Universal Insurance Holdings, Inc. ......... 3,360 79,430
White Mountains Insurance Group Ltd. ...... 231 412,982
17,594,740
Interactive Media & Services — 0.5%
Angi, Inc.
(a) (b)
........................ 4,927 79,916
Cars.com, Inc.
(a)
...................... 11,266 144,994
Getty Images Holdings, Inc. , Class A
(a) (b)
..... 9,382 16,606
IAC, Inc.
(a)
.......................... 13,096 514,673
Shutterstock, Inc. ..................... 4,266 81,737
TripAdvisor, Inc.
(a)
.................... 21,880 382,681
Vimeo, Inc.
(a)
........................ 13,712 51,969
Webtoon Entertainment, Inc.
(a) (b)
........... 2,979 29,909
Yelp, Inc.
(a)
......................... 3,587 123,500
Ziff Davis, Inc.
(a) (b)
..................... 7,320 227,798
ZoomInfo Technologies, Inc.
(a)
............ 57,870 626,732
2,280,515
Security
Shares
Shares Value
IT Services — 0.8%
ASGN, Inc.
(a)
........................ 8,182 $ 410,245
BigBear.ai Holdings, Inc.
(a) (b)
.............. 20,514 130,264
DigitalOcean Holdings, Inc.
(a) (b)
............ 5,821 162,173
DXC Technology Co.
(a)
................. 31,755 432,185
EPAM Systems, Inc.
(a)
.................. 6,411 1,011,079
Fastly, Inc. , Class A
(a) (b)
................. 13,648 92,670
Hackett Group, Inc. (The) ............... 1,545 36,138
Kyndryl Holdings, Inc.
(a)
................. 45,066 1,702,143
3,976,897
Leisure Products — 1.1%
Acushnet Holdings Corp. ................ 3,032 241,408
Brunswick Corp. ..................... 7,886 459,675
Hasbro, Inc. ........................ 17,756 1,334,541
Latham Group, Inc.
(a)
.................. 3,344 22,672
Malibu Boats, Inc. , Class A
(a) (b)
............ 3,620 120,582
Mattel, Inc.
(a)
........................ 62,553 1,064,027
Peloton Interactive, Inc. , Class A
(a) (b)
........ 71,068 507,425
Polaris, Inc. ......................... 9,942 526,031
Sturm Ruger & Co., Inc. ................ 3,159 107,911
Topgolf Callaway Brands Corp.
(a)
.......... 24,127 223,175
YETI Holdings, Inc.
(a)
.................. 15,470 568,368
5,175,815
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc. , Class A
(a) (b)
........... 20,212 271,851
Avantor, Inc.
(a)
....................... 131,049 1,761,299
BioLife Solutions, Inc.
(a)
................. 2,984 63,440
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 1,754 424,380
Bruker Corp. ........................ 11,456 440,254
Charles River Laboratories International, Inc.
(a) (b)
8,796 1,492,154
Fortrea Holdings, Inc.
(a)
................. 16,394 94,102
Mesa Laboratories, Inc. ................ 642 49,100
Repligen Corp.
(a)
..................... 4,106 480,689
Sotera Health Co.
(a)
................... 15,129 173,832
5,251,101
Machinery — 3.5%
AGCO Corp. ........................ 7,084 835,699
Alamo Group, Inc. .................... 633 140,893
Albany International Corp. , Class A ......... 2,347 127,184
Allison Transmission Holdings, Inc. ......... 10,327 930,153
Astec Industries, Inc. .................. 4,079 161,773
Atmus Filtration Technologies, Inc. ......... 1,640 63,812
Blue Bird Corp.
(a)
..................... 3,880 173,785
Enpro, Inc. ......................... 1,241 263,601
Esab Corp. ......................... 4,611 618,658
Flowserve Corp. ..................... 11,075 620,643
Gates Industrial Corp. plc
(a)
.............. 47,487 1,177,678
Greenbrier Cos., Inc. (The) .............. 5,422 246,701
Helios Technologies, Inc. ................ 6,027 221,131
Hillenbrand, Inc. ..................... 13,139 272,109
Hillman Solutions Corp.
(a) (b)
.............. 36,242 285,949
JBT Marel Corp. ..................... 4,603 634,293
Kennametal, Inc. ..................... 14,910 369,172
Lindsay Corp. ....................... 1,015 138,558
Middleby Corp. (The)
(a)
................. 6,466 938,863
Mueller Industries, Inc. ................. 10,196 870,432
Nordson Corp. ....................... 4,047 866,908
Oshkosh Corp. ...................... 11,677 1,477,491
Proto Labs, Inc.
(a)
..................... 1,763 76,021
REV Group, Inc. ..................... 5,548 274,903
Standex International Corp. .............. 1,248 205,596
Stanley Black & Decker, Inc. ............. 29,715 2,010,220
Tennant Co. ........................ 3,669 302,839
Terex Corp. ......................... 12,246 622,832

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Timken Co. (The) ..................... 12,448 $ 947,168
Toro Co. (The) ....................... 8,898 660,676
Trinity Industries, Inc. .................. 7,129 166,106
Worthington Enterprises, Inc. ............. 5,851 362,586
17,064,433
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd. ............ 8,385 133,573
Kirby Corp.
(a)
........................ 4,740 451,769
Matson, Inc. ........................ 2,805 299,518
884,860
Media — 1.5%
Altice USA, Inc. , Class A
(a) (b)
.............. 44,555 115,843
Cable One, Inc. ...................... 831 106,351
EchoStar Corp. , Class A
(a)
............... 26,049 848,937
Ibotta, Inc. , Class A
(a)
.................. 1,227 44,602
Interpublic Group of Cos., Inc. (The) ........ 71,927 1,769,404
John Wiley & Sons, Inc. , Class A .......... 8,456 326,402
Magnite, Inc.
(a) (b)
...................... 7,715 177,522
Nexstar Media Group, Inc. ............... 5,356 1,002,161
Paramount Global , Class B, NVS
(b)
......... 121,113 1,522,390
Sinclair, Inc. , Class A .................. 7,396 106,946
Sirius XM Holdings, Inc. ................ 36,960 780,595
Stagwell, Inc. , Class A
(a) (b)
............... 20,457 117,219
TEGNA, Inc. ........................ 16,471 275,066
Thryv Holdings, Inc.
(a)
.................. 7,184 94,541
7,287,979
Metals & Mining — 1.3%
Alcoa Corp. ......................... 50,595 1,516,332
Alpha Metallurgical Resources, Inc.
(a)
....... 2,151 253,969
Century Aluminum Co.
(a)
................ 4,255 90,121
Cleveland-Cliffs, Inc.
(a) (b)
................ 50,276 528,903
Coeur Mining, Inc.
(a)
................... 122,037 1,060,502
Commercial Metals Co. ................. 20,552 1,065,827
Constellium SE , Class A
(a)
............... 24,925 341,722
Hecla Mining Co. ..................... 53,725 308,381
Ivanhoe Electric, Inc.
(a) (b)
................ 5,427 51,882
Kaiser Aluminum Corp. ................. 2,950 228,064
Materion Corp. ...................... 1,830 192,699
Ryerson Holding Corp. ................. 5,096 104,978
SunCoke Energy, Inc. .................. 16,811 124,233
USA Rare Earth, Inc.
(a) (b)
................ 4,423 56,216
Warrior Met Coal, Inc. .................. 9,482 487,185
Worthington Steel, Inc. ................. 5,857 178,756
6,589,770
Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AGNC Investment Corp. ................ 184,739 1,742,089
Annaly Capital Management, Inc. .......... 116,509 2,368,628
Apollo Commercial Real Estate Finance, Inc. .. 24,153 232,352
Arbor Realty Trust, Inc.
(b)
................ 30,784 343,550
ARMOUR Residential REIT, Inc. ........... 15,835 258,269
Blackstone Mortgage Trust, Inc. , Class A ..... 18,932 349,863
BrightSpire Capital, Inc. , Class A .......... 24,990 129,448
Chimera Investment Corp. ............... 15,566 208,117
Dynex Capital, Inc. .................... 20,279 252,271
Ellington Financial, Inc. ................. 10,947 138,917
Franklin BSP Realty Trust, Inc. ............ 16,204 163,660
KKR Real Estate Finance Trust, Inc. ........ 11,039 99,793
Ladder Capital Corp. , Class A ............ 22,820 249,194
MFA Financial, Inc. .................... 18,539 168,520
Orchid Island Capital, Inc. ............... 21,166 147,315
PennyMac Mortgage Investment Trust ....... 17,000 200,430
Ready Capital Corp. ................... 33,408 140,648
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc. ................... 23,879 $ 130,379
Rithm Capital Corp. ................... 104,050 1,251,722
Starwood Property Trust, Inc. ............. 67,346 1,310,553
TPG RE Finance Trust, Inc. .............. 11,206 97,492
Two Harbors Investment Corp. ............ 19,349 188,653
10,171,863
Multi-Utilities — 0.4%
Avista Corp. ........................ 15,525 579,082
Black Hills Corp. ..................... 13,933 805,049
Northwestern Energy Group, Inc. .......... 11,148 598,648
Unitil Corp. ......................... 2,981 153,760
2,136,539
Office REITs — 1.5%
Brandywine Realty Trust ................ 33,336 133,344
BXP, Inc. .......................... 28,081 1,837,340
COPT Defense Properties ............... 21,829 595,495
Cousins Properties, Inc. ................ 30,518 827,038
Douglas Emmett, Inc. .................. 27,024 409,684
Easterly Government Properties, Inc. ....... 8,144 179,168
Empire State Realty Trust, Inc. , Class A ...... 18,728 135,591
Highwoods Properties, Inc. .............. 20,008 580,432
JBG SMITH Properties ................. 14,015 296,838
Kilroy Realty Corp. .................... 21,116 778,336
Paramount Group, Inc.
(a)
................ 36,078 220,797
Piedmont Realty Trust, Inc. , Class A ........ 24,302 183,723
SL Green Realty Corp. ................. 13,910 796,347
Vornado Realty Trust .................. 15,848 608,880
7,583,013
Oil, Gas & Consumable Fuels — 4.7%
Antero Midstream Corp. ................ 39,285 720,880
Antero Resources Corp.
(a)
............... 22,669 791,828
APA Corp. ......................... 69,800 1,346,442
BKV Corp.
(a)
........................ 2,181 45,016
California Resources Corp. .............. 12,384 596,661
Calumet, Inc.
(a) (b)
..................... 12,917 205,897
Chord Energy Corp. ................... 11,615 1,281,483
Civitas Resources, Inc. ................. 15,207 461,685
Comstock Resources, Inc.
(a)
.............. 4,075 72,820
Core Natural Resources, Inc. ............. 9,868 728,357
Crescent Energy, Inc. , Class A ............ 26,277 242,800
CVR Energy, Inc. ..................... 5,835 156,261
Delek US Holdings, Inc. ................ 11,767 263,228
Dorian LPG Ltd. ...................... 7,220 207,864
DT Midstream, Inc. .................... 9,095 934,329
Excelerate Energy, Inc. , Class A ........... 2,771 71,104
Granite Ridge Resources, Inc. ............ 13,778 71,508
Gulfport Energy Corp.
(a)
................ 1,720 299,504
HF Sinclair Corp. ..................... 29,635 1,302,162
HighPeak Energy, Inc.
(b)
................ 2,621 26,131
International Seaways, Inc. .............. 7,376 294,302
Kinetik Holdings, Inc. , Class A ............ 2,034 88,235
Kosmos Energy Ltd.
(a)
.................. 82,239 176,814
Magnolia Oil & Gas Corp. , Class A ......... 34,231 815,382
Matador Resources Co. ................ 21,614 1,078,106
Murphy Oil Corp. ..................... 25,952 643,869
New Fortress Energy, Inc. , Class A
(a) (b)
....... 27,269 74,308
NextDecade Corp.
(a)
................... 14,394 163,516
Northern Oil & Gas, Inc. ................ 15,963 449,518
Ovintiv, Inc. ......................... 50,364 2,073,990
Par Pacific Holdings, Inc.
(a)
.............. 10,261 321,990
PBF Energy, Inc. , Class A ............... 16,224 366,662
Peabody Energy Corp. ................. 21,459 346,563
Permian Resources Corp. , Class A ......... 123,771 1,752,597

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. ................ 46,489 $ 1,707,076
REX American Resources Corp.
(a)
......... 1,733 90,601
Sitio Royalties Corp. , Class A ............. 14,410 261,830
SM Energy Co. ...................... 20,261 559,001
Talos Energy, Inc.
(a)
................... 21,513 183,936
Venture Global, Inc. , Class A
(b)
............ 18,877 289,384
Viper Energy, Inc. , Class A .............. 25,410 956,941
Vitesse Energy, Inc. ................... 5,461 130,682
World Kinect Corp. .................... 10,686 291,407
22,942,670
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................. 5,188 469,047
Sylvamo Corp. ...................... 6,600 304,062
773,109
Passenger Airlines — 0.8%
(a)
Alaska Air Group, Inc. .................. 10,872 575,781
Allegiant Travel Co. ................... 2,535 130,907
American Airlines Group, Inc.
(b)
............ 126,051 1,448,326
Frontier Group Holdings, Inc. ............. 7,740 33,901
JetBlue Airways Corp.
(b)
................ 54,775 243,201
Joby Aviation, Inc. , Class A
(b)
............. 51,560 858,990
SkyWest, Inc. ....................... 4,639 537,938
Wheels Up Experience, Inc. , Class A
(b)
...... 17,614 24,836
3,853,880
Personal Care Products — 0.2%
Coty, Inc. , Class A
(a)
................... 67,059 325,236
Edgewell Personal Care Co. ............. 8,502 214,505
Herbalife Ltd.
(a) (b)
..................... 19,623 180,532
Olaplex Holdings, Inc.
(a)
................ 25,446 35,370
755,643
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 23,681 185,185
Amphastar Pharmaceuticals, Inc.
(a)
......... 6,443 134,981
ANI Pharmaceuticals, Inc.
(a)
.............. 2,174 137,723
Arvinas, Inc.
(a)
....................... 10,652 79,251
Collegium Pharmaceutical, Inc.
(a) (b)
......... 5,396 161,125
CorMedix, Inc.
(a)
...................... 6,797 79,321
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 11,248 321,580
Edgewise Therapeutics, Inc.
(a) (b)
........... 5,213 74,337
Elanco Animal Health, Inc.
(a)
.............. 92,192 1,261,187
Enliven Therapeutics, Inc.
(a) (b)
............. 6,537 122,961
Harmony Biosciences Holdings, Inc.
(a)
....... 8,134 286,154
Innoviva, Inc.
(a)
...................... 10,562 191,911
Jazz Pharmaceuticals plc
(a)
.............. 11,593 1,328,906
Ligand Pharmaceuticals, Inc.
(a)
............ 2,257 296,976
Nuvation Bio, Inc. , Class A
(a) (b)
............ 40,708 96,071
Organon & Co. ...................... 48,462 470,081
Pacira BioSciences, Inc.
(a)
............... 8,641 182,239
Perrigo Co. plc ...................... 25,114 669,790
Prestige Consumer Healthcare, Inc.
(a)
....... 4,986 368,715
Supernus Pharmaceuticals, Inc.
(a) (b)
......... 9,629 337,978
Viatris, Inc. ......................... 233,023 2,036,621
8,823,093
Professional Services — 1.6%
Alight, Inc. , Class A ................... 80,601 432,021
Amentum Holdings, Inc.
(a)
............... 25,545 637,859
CACI International, Inc. , Class A
(a)
......... 1,199 552,223
Clarivate plc
(a)
....................... 65,868 253,592
Concentrix Corp. ..................... 7,879 409,472
CSG Systems International, Inc. ........... 5,025 313,861
Dun & Bradstreet Holdings, Inc. ........... 60,867 553,890
First Advantage Corp.
(a)
................. 8,941 154,590
Security
Shares
Shares Value
Professional Services (continued)
Genpact Ltd. ........................ 11,031 $ 485,915
Heidrick & Struggles International, Inc. ...... 2,500 111,325
ICF International, Inc. .................. 1,620 135,902
Kforce, Inc. ......................... 2,157 75,171
Korn Ferry ......................... 5,256 372,493
ManpowerGroup, Inc. .................. 8,644 356,565
Maximus, Inc. ....................... 4,467 329,933
NV5 Global, Inc.
(a)
.................... 4,262 95,682
Parsons Corp.
(a)
...................... 4,126 306,149
Robert Half, Inc. ..................... 8,519 314,436
Science Applications International Corp. ..... 5,962 664,644
TriNet Group, Inc. .................... 5,075 344,136
Upwork, Inc.
(a) (b)
...................... 22,933 274,279
Willdan Group, Inc.
(a)
.................. 1,222 104,236
WNS Holdings Ltd.
(a)
.................. 4,492 335,957
7,614,331
Real Estate Management & Development — 0.7%
Compass, Inc. , Class A
(a) (b)
.............. 50,512 401,065
Cushman & Wakefield plc
(a)
.............. 30,162 367,675
eXp World Holdings, Inc. ................ 10,447 112,619
Forestar Group, Inc.
(a)
.................. 3,161 78,393
Howard Hughes Holdings, Inc.
(a) (b)
.......... 3,002 206,327
Jones Lang LaSalle, Inc.
(a)
............... 5,682 1,536,186
Kennedy-Wilson Holdings, Inc. ............ 19,831 145,163
Marcus & Millichap, Inc. ................ 4,515 140,687
Newmark Group, Inc. , Class A ............ 28,227 428,204
Opendoor Technologies, Inc.
(a) (b)
........... 125,916 231,685
3,648,004
Residential REITs — 0.2%
Apartment Investment & Management Co. , Class
A ............................. 11,820 99,406
Centerspace ........................ 3,039 165,413
Elme Communities .................... 17,148 258,592
Independence Realty Trust, Inc. ........... 21,958 368,236
NexPoint Residential Trust, Inc. ........... 3,966 123,660
UMH Properties, Inc. .................. 4,389 71,453
Veris Residential, Inc. .................. 8,744 123,115
1,209,875
Retail REITs — 1.3%
Acadia Realty Trust ................... 15,338 287,127
Agree Realty Corp. ................... 8,804 631,247
Alexander's, Inc. ..................... 309 77,618
Brixmor Property Group, Inc. ............. 34,050 889,726
CBL & Associates Properties, Inc. .......... 2,681 72,548
Federal Realty Investment Trust ........... 8,207 756,357
Getty Realty Corp. .................... 10,221 284,042
InvenTrust Properties Corp. .............. 6,926 190,950
Kite Realty Group Trust ................. 17,548 385,705
Macerich Co. (The) ................... 49,393 825,357
NETSTREIT Corp. .................... 10,516 191,707
NNN REIT, Inc. ...................... 26,477 1,092,441
Phillips Edison & Co., Inc. ............... 10,553 356,586
Saul Centers, Inc. .................... 2,461 79,293
SITE Centers Corp. ................... 5,005 53,904
Urban Edge Properties ................. 8,911 175,725
Whitestone REIT ..................... 4,796 58,463
6,408,796
Semiconductors & Semiconductor Equipment — 1.9%
ACM Research, Inc. , Class A
(a) (b)
........... 5,395 163,792
Allegro MicroSystems, Inc.
(a)
............. 14,573 457,738
Alpha & Omega Semiconductor Ltd.
(a)
....... 1,835 46,737
Amkor Technology, Inc. ................. 14,788 333,617

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Axcelis Technologies, Inc.
(a)
.............. 6,105 $ 413,248
Cirrus Logic, Inc.
(a)
.................... 6,645 669,218
Diodes, Inc.
(a)
....................... 5,948 293,653
Enphase Energy, Inc.
(a)
................. 16,428 531,610
Ichor Holdings Ltd.
(a)
................... 2,846 56,322
MaxLinear, Inc.
(a)
..................... 15,866 251,000
MKS, Inc. .......................... 7,212 686,438
PDF Solutions, Inc.
(a)
.................. 3,820 84,919
Penguin Solutions, Inc.
(a) (b)
............... 9,958 234,710
Photronics, Inc.
(a)
..................... 12,248 249,369
Qorvo, Inc.
(a)
........................ 10,135 847,286
Rigetti Computing, Inc.
(a) (b)
............... 25,658 372,041
Semtech Corp.
(a)
..................... 11,920 609,112
Skyworks Solutions, Inc. ................ 30,405 2,083,959
SolarEdge Technologies, Inc.
(a) (b)
.......... 11,073 284,133
Synaptics, Inc.
(a)
..................... 3,911 245,220
Ultra Clean Holdings, Inc.
(a)
.............. 4,485 101,002
Veeco Instruments, Inc.
(a)
............... 6,460 134,239
9,149,363
Software — 1.6%
Adeia, Inc. ......................... 13,251 171,600
Aurora Innovation, Inc. , Class A
(a) (b)
......... 116,981 679,660
Blackbaud, Inc.
(a)
..................... 4,452 300,154
BlackLine, Inc.
(a)
..................... 3,720 200,062
C3.ai, Inc. , Class A
(a) (b)
................. 10,654 251,008
CCC Intelligent Solutions Holdings, Inc.
(a)
..... 50,596 489,263
Clear Secure, Inc. , Class A .............. 8,700 255,867
Core Scientific, Inc.
(a) (b)
................. 33,976 460,035
Dropbox, Inc. , Class A
(a)
................ 27,891 757,798
E2open Parent Holdings, Inc. , Class A
(a)
..... 23,341 77,025
Five9, Inc.
(a)
........................ 13,350 344,831
Informatica, Inc. , Class A
(a)
.............. 16,796 414,861
LiveRamp Holdings, Inc.
(a)
............... 6,589 216,251
NCR Voyix Corp.
(a)
.................... 27,471 374,155
OneSpan, Inc. ....................... 3,153 46,507
PagerDuty, Inc.
(a) (b)
.................... 6,036 97,300
Porch Group, Inc.
(a)
................... 6,160 77,739
Progress Software Corp. ................ 5,616 270,017
RingCentral, Inc. , Class A
(a)
.............. 9,093 231,781
Riot Platforms, Inc.
(a) (b)
................. 37,133 497,954
Teradata Corp.
(a)
..................... 10,191 213,298
UiPath, Inc. , Class A
(a)
................. 38,258 449,532
Unity Software, Inc.
(a)
.................. 23,039 768,581
Verint Systems, Inc.
(a)
.................. 11,637 247,635
Yext, Inc.
(a)
......................... 21,420 173,930
8,066,844
Specialized REITs — 1.0%
CubeSmart ......................... 27,183 1,057,690
EPR Properties ...................... 14,764 812,611
Four Corners Property Trust, Inc. .......... 11,120 280,669
Lamar Advertising Co. , Class A ........... 9,784 1,196,094
National Storage Affiliates Trust ........... 9,001 265,169
Outfront Media, Inc. ................... 27,636 484,459
PotlatchDeltic Corp. ................... 7,563 309,251
Rayonier, Inc. ....................... 13,151 306,550
Safehold, Inc. ....................... 9,010 126,050
Uniti Group, Inc.
(a)
.................... 44,899 238,863
5,077,406
Specialty Retail — 3.6%
Abercrombie & Fitch Co. , Class A
(a)
......... 3,791 364,012
Academy Sports & Outdoors, Inc.
(b)
......... 12,799 650,061
Advance Auto Parts, Inc. ................ 10,986 583,027
American Eagle Outfitters, Inc. ............ 30,929 334,033
Security
Shares
Shares Value
Specialty Retail (continued)
Asbury Automotive Group, Inc.
(a)
........... 3,523 $ 782,529
AutoNation, Inc.
(a)
..................... 5,395 1,039,293
Bath & Body Works, Inc. ................ 39,764 1,151,565
Boot Barn Holdings, Inc.
(a)
............... 1,904 327,298
Buckle, Inc. (The) .................... 6,235 307,822
Camping World Holdings, Inc. , Class A ...... 6,193 85,711
CarMax, Inc.
(a)
....................... 16,003 905,930
Dick's Sporting Goods, Inc. .............. 7,305 1,545,081
Five Below, Inc.
(a)
..................... 3,185 434,816
Foot Locker, Inc.
(a)
.................... 15,256 382,010
GameStop Corp. , Class A
(a) (b)
............. 38,925 873,866
Gap, Inc. (The) ...................... 45,952 894,226
Group 1 Automotive, Inc. ................ 2,469 1,017,598
Guess?, Inc. ........................ 5,482 71,266
Lithia Motors, Inc. , Class A .............. 3,147 906,336
Murphy USA, Inc. .................... 1,672 606,067
National Vision Holdings, Inc.
(a)
........... 9,581 232,435
Penske Automotive Group, Inc. ........... 3,865 647,040
Petco Health & Wellness Co., Inc.
(a)
........ 6,348 19,108
RealReal, Inc. (The)
(a) (b)
................. 9,774 51,411
RH
(a) (b)
............................ 883 181,563
Sally Beauty Holdings, Inc.
(a)
............. 18,433 179,537
Signet Jewelers Ltd. ................... 7,194 569,045
Sonic Automotive, Inc. , Class A ........... 2,728 197,371
Torrid Holdings, Inc.
(a) (b)
................. 1,725 4,295
Upbound Group, Inc. .................. 10,082 208,042
Urban Outfitters, Inc.
(a)
................. 6,131 461,542
Victoria's Secret & Co.
(a)
................ 13,525 254,270
Wayfair, Inc. , Class A
(a) (b)
................ 19,266 1,264,620
17,532,826
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc. , Class A
(a)
............ 9,417 133,816
Corsair Gaming, Inc.
(a) (b)
................ 9,822 88,987
Diebold Nixdorf, Inc.
(a)
.................. 6,599 371,458
Sandisk Corp.
(a)
...................... 22,695 974,069
Xerox Holdings Corp. .................. 23,241 94,126
1,662,456
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.
(a) (b)
................. 22,926 417,024
Carter's, Inc. ........................ 6,579 159,475
Columbia Sportswear Co.
(b)
.............. 3,069 173,613
Crocs, Inc.
(a) (b)
....................... 10,503 1,047,464
Figs, Inc. , Class A
(a) (b)
.................. 9,825 63,863
G-III Apparel Group Ltd.
(a)
............... 6,881 162,392
Hanesbrands, Inc.
(a)
................... 64,118 262,243
Kontoor Brands, Inc. ................... 7,330 407,988
Levi Strauss & Co. , Class A .............. 10,199 200,818
Oxford Industries, Inc. ................. 2,613 99,764
PVH Corp. ......................... 10,149 745,140
Ralph Lauren Corp. , Class A ............. 3,191 953,311
Skechers USA, Inc. , Class A
(a)
............ 25,445 1,609,396
Steven Madden Ltd. ................... 12,834 308,080
Under Armour, Inc. , Class A
(a)
............. 35,184 233,622
Under Armour, Inc. , Class C, NVS
(a)
........ 25,701 161,916
VF Corp. .......................... 64,095 751,193
Wolverine World Wide, Inc. .............. 15,827 357,374
8,114,676
Tobacco — 0.0%
Universal Corp. ...................... 4,418 240,648
Trading Companies & Distributors — 1.3%
Air Lease Corp. , Class A ................ 10,128 561,091
Boise Cascade Co. ................... 7,340 615,165

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Core & Main, Inc. , Class A
(a)
.............. 12,181 $ 775,199
Custom Truck One Source, Inc.
(a)
.......... 11,320 70,071
DNOW, Inc.
(a)
....................... 10,174 158,308
GATX Corp. ........................ 3,112 475,171
Global Industrial Co. ................... 755 25,715
GMS, Inc.
(a)
......................... 6,809 746,539
Herc Holdings, Inc. .................... 6,018 702,963
MRC Global, Inc.
(a)
.................... 15,742 231,093
MSC Industrial Direct Co., Inc. , Class A ...... 4,750 411,445
Rush Enterprises, Inc. , Class A ........... 6,104 330,471
Rush Enterprises, Inc. , Class B ........... 750 40,732
WESCO International, Inc. ............... 6,501 1,345,447
Willis Lease Finance Corp. .............. 323 45,730
6,535,140
Water Utilities — 0.4%
American States Water Co. .............. 2,389 175,807
California Water Service Group ........... 4,960 225,531
Essential Utilities, Inc. .................. 29,781 1,095,941
H2O America ....................... 3,932 189,876
Middlesex Water Co. .................. 1,123 57,947
1,745,102
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
........................ 5,333 84,581
Telephone & Data Systems, Inc. ........... 17,656 689,290
United States Cellular Corp.
(a)
............ 2,304 168,031
941,902
Total Common Stocks — 99 .8%
(Cost: $ 462,658,456 ) .............................. 488,971,368
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
Sanofi Aatd, Inc., CVR
(a) (c)
............... 2,612 $ 3,004
Total Rights — 0.0%
(Cost: $ 1,691 ) .................................. 3,004
Total Long-Term Investments — 99.8%
(Cost: $ 462,660,147 ) .............................. 488,974,372
Short-Term Securities
Money Market Funds — 7.5%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(f)
................... 35,922,760 35,937,129
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 692,565 692,565
Total Short-Term Securities — 7 .5%
(Cost: $ 36,617,972 ) ............................... 36,629,694
Total Investments — 107 .3%
(Cost: $ 499,278,119 ) .............................. 525,604,066
Liabilities in Excess of Other Assets — (7.3) % ............. (35,695,438)
Net Assets — 100.0% ...............................
$ 489,908,628
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 26,864,435 $ 9,072,787
(a)
$ — $ (95) $ 2 $ 35,937,129 35,922,760 $ 52,830
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 409,296 283,269
(a)
— — — 692,565 692,565 9,718 —
$ (95) $ 2 $ 36,629,694 $ 62,548 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Small-Cap Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 4 09/19/25 $ 444 $ (6,753)
S&P Midcap 400 E-Mini Index ................................................. 1 09/19/25 317 (4,763)
$ (11,516)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 488,971,368 $ — $ — $ 488,971,368
Rights ................................................ — — 3,004 3,004
Short-Term Securities
Money Market Funds ...................................... 36,629,694 — — 36,629,694
$ 525,601,062 $ — $ 3,004 $ 525,604,066
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (11,516) $ — $ — $ (11,516)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust